Research and Development (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
Schedule of Research and Development
	Consolidated
	2024	2023	2022
	$	$	$
Salaries and benefits	1,464,498	1,399,542	1,393,230
Materials	109,624	115,779	77,707
Royalties to the OCS	18,315	6,554	4,500
Subcontractors	312,408	238,830	84,386
Depreciation	97,449	85,136	70,317
Other	125,115	90,961	143,105
	2,127,409	1,936,802	1,773,245